Taxation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Normal applicable rate of tax	(0.59%)
Normal applicable rate of tax		15.80%	4.59%	13.89%